Leases (Details 2) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Leases
2025	$ 15,410	$ 36,394
2026		15,410
Total lease payments		51,804
Less: Imputed interest/present value discount	(702)	(3,315)
Present value of lease liabilities	23,954	$ 48,489	$ 77,327
2025 (remaining)	9,246
Total lease payments	$ 24,656